Income Tax - Schedule of Reconciliation Related to Income Tax Expense (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018 [1]
Major components of tax expense (income) [abstract]
(Loss)/profit before tax from continuing operations	₽ (37,625)	₽ 18,988	₽ 23,550
Loss before tax from discontinued operations	(3,953)	(6,716)	(7,333)
Accounting (loss)/profit before tax	(41,578)	12,272	16,217
Income tax benefit (expense) at statutory income tax rate of 20%	8,316	(2,454)	(3,243)
Adjustments in respect of income tax , including income tax penalties and changes in uncertain income tax position.	2,167	(2,718)	(2,962)
Unrecognised current year tax losses and write-off of previously recognised asset on tax losses	(9,728)	(1,277)	4,008
Non-deductible expenses for tax purposes	(1,443)	(948)	(3,512)
Impairment of goodwill	(665)	(628)	(476)
Effect of restructuring and expense related to fines and penalties on breach of covenants in credit agreements	(16)		3,460
Effect of different tax rates	(1,172)	155	(12)
Change in tax rate	(5)	(117)	56
Income tax expense at the effective income tax rate	(2,546)	(7,987)	(2,681)
Income tax expense reported in the consolidated statement of profit (loss) and other comprehensive income from continuing operations	(2,528)	(7,913)	(2,653)
Income tax attributable to a discontinued operation	(18)	(74)	(28)
Total income tax expense	₽ (2,546)	₽ (7,987)	₽ (2,681)

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).